Other disclosures - Restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other disclosures
Legal reserve	$ 12,971	$ 11,080
Legal reserve on individual basis	$ 9,616	$ 8,086